TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Transactions With Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Senior Management [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 1,934	$ 2,680	$ 2,183
Number of individuals to which this benefit related	4	6	6
Director [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 280	$ 307	$ 356
Number of individuals to which this benefit related	7	7	7